Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share
Number Of Shares Used In The Earnings Per Share
	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Income (loss) attributable to equity holders of the parent	148,043,845	59,293,545	(4,501,444)

Weighted average number of ordinary shares	1,504,361,287	1,505,044,626	1,505,170,408